Offerings - Offering: 1	Apr. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	77.00
Maximum Aggregate Offering Price	$ 7,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,063.37
Offering Note	This estimate is made pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee, and is based on a price of $77.00 per share, which represents the average of the high and low prices per share of Regency Centers Corporation's (the "Company") common stock, par value $0.01 per share (the "Common Stock"), as reported on the Nasdaq Global Select Market on April 7, 2026, issuable in connection with the Company's Dividend Reinvestment and Stock Purchase Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of the Company's outstanding shares of Common Stock.